Secondary Mortgage Market Activities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Secondary Mortgage Market Activities
Custodial escrow balances maintained in connection with serviced loans	$ 1,669,000	$ 1,649,000
Activity for mortgage servicing rights and the related valuation allowance
Balance at beginning of year	522,346	535,205	500,750
Additions	141,516	149,831	203,176
Amortized to expense	(176,964)	(162,690)	(168,721)
Balance at end of year	486,898	522,346	535,205
Fair value of mortgage servicing rights	498,000	740,000
Mortgages servicing rights multiple	0.41%	0.56%
Weighted average amortization period	8 years
Estimated amortization expense of mortgage servicing rights
2013	141,817
2014	102,951
2015	74,244
2016	52,822
2017	$ 37,773